INCOME TAX AND DEFERRED TAX, Income Tax (Expense)/Gain (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX AND DEFERRED TAX [Abstract]
Current income tax	$ (217,437,074)	$ (3,499,977)	$ (107,535,714)
Deferred income tax	5,497,595	(40,287,750)	(8,161,524)
Total income tax	$ (211,939,479)	$ (43,787,727)	$ (115,697,238)